Other Disclosures - Loss Per Share - Schedule of Net Loss Attributable to Shareholders and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations (Details) - DKK (kr)
kr / shares in Units, kr in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Disclosures [Abstract]
Net loss for the year	kr (626,539)	kr (633,246)	kr (337,497)
Weighted-average shares outstanding	34,924,702	28,366,469	20,024,692
Loss per share	kr (17.94)	kr (22.32)	kr (16.85)